TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 11:	TAXES ON INCOME

a.	Parent taxation:

Sapiens is governed under the laws of Curaçao. In addition, Sapiens is registered as an Israeli corporation for tax purposes only.

b.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2013 and 26.5% in 2014 and 2015.

On January 4, 2016, the Israeli Parliament's Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%. The Company estimates that the effect of the change in tax rates will result in a decrease in deferred tax balances as of December 31, 2015 in immaterial amounts.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain of the Company's Israeli subsidiaries have been granted "Approved Enterprise" and "Beneficiary Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Beneficiary Enterprise benefits is taxed at regular rates.

The entitlement to the above benefits is conditional upon the fulfilling of the conditions stipulated by the Laws and regulations. Should the certain Israeli subsidiaries fail to meet such requirements in the future, income attributable to their Approved Enterprise and Beneficiary Enterprise programs could be subject to the statutory Israeli corporate tax rate and they could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2015, management believes that these subsidiaries are in compliance with all the conditions required by the Law.

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company is able to opt to apply (the waiver is non-recourse) the Amendment and from then on it is subject to the amended tax rate of 16%.

Under the terms of the Approved Enterprise program, income that is attributable to one of The Company's Israeli subsidiaries was exempt from income tax for a period of two years commencing 2014. The tax exemption has resulted in a tax savings of approximately $1,100 in the year ended December 31, 2015. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the Company, it would be taxed at the reduced corporate tax rate applicable to such profits (25%), and an income tax liability of up to approximately $1,000 would be incurred as of December 31, 2015.

3.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, some of the Company's Israeli subsidiaries calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

c.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

The amount of undistributed earnings of foreign subsidiaries that are considered to be reinvested as of December 31, 2015 was $15,084 and the amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries that were essentially permanent in duration as of December 31, 2015 was $1,100.

d.	Net operating losses carry forward:

As of December 31, 2015, certain subsidiaries had tax loss carry-forwards totaling approximately $ 29,050. Most of these carry-forward tax losses have no expiration date.

e.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2014	2015

Deferred tax assets:
Net operating losses carry forward	$8,915	$7,275
Research and development	2,028	2,123
Other	1,604	3,188

Deferred tax assets before valuation allowance	12,547	12,586
Valuation allowance	(6,136)	(6,212)

Deferred tax assets	6,411	6,374

Deferred tax liabilities:
Capitalized software development costs	(2,474)	(2,804)
Acquired intangibles	(1,546)	(1,472)
Property and equipment	(68)	(53)
Other	(254)	(163)

Deferred tax liabilities	(4,342)	(4,492)

Deferred tax assets, net	$2,069	$1,882

	December 31,
	2014	2015

Long-term deferred tax assets	3,014	2,779
Long-term deferred tax liabilities	(945)	(897)

Deferred tax assets, net	$2,069	$1,882

Long-term deferred tax assets are included within other long-term assets in the balance sheets. Long-term deferred tax liabilities are included within other long-term liabilities in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2013	2014	2015

Domestic (Israel)	$10,444	$11,281	$19,478
Foreign	1,959	3,749	5,035

	$12,403	$15,030	$24,513

g.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2013	2014	2015

Income before taxes on income, as reported in the statements of income	$12,403	$15,030	$24,513

Statutory tax rate in Israel	25%	26.5%	26.5%

Theoretical taxes on income	$3,097	$3,983	$6,496
Increase (decrease) in taxes resulting from:
Effect of different tax rates	158	362	117
Effect of “Approved, Beneficiary or Preferred Enterprise” status	-	(2,323)	(2,406)
Utilization of carry forward tax losses for which valuation allowance was provided	(1,162)	(1,177)	(195)
Non-deductible expenses	9	80	569
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(971)	(1,496)	-
Losses and temporary differences for which valuation allowance was provided	222	580	127
Others	(542)	445	(495)

Taxes on income, as reported in the statements of income	$811	$454	$4,213

Basic and diluted earnings per share amounts of the benefit resulting from the “Approved, Beneficiary or Preferred Enterprise” status	-	$0.05	$0.05

h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2013	2014	2015

Current	$400	$1,474	$2,627
Deferred	411	(1,020)	1,586

	$811	$454	$4,213

	Year ended December 31,
	2013	2014	2015

Domestic (Israel)	$1,172	$(443)	$2,684
Foreign	(361)	897	1,529

	$811	$454	$4,213

i.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2014	2015

Balance at the beginning of the year	$652	$705
Increase in tax positions	190	570
Decrease in tax positions	(137)	(64)
Acquisition of subsidiary (*)	-	154

Balance at the end of the year	$705	$1,365

(*) The amount initially consolidated as part of the acquisition of subsidiary in 2015 is net of Tax Deducted at Source assets in an amount of $635.

The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

As of December 31, 2014 and 2015 accrued interest related to uncertain tax positions amounted to $198 and $422, respectively.

Part of the Company's Israeli subsidiaries received final tax assessments through the year 2011.